UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2024

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Affordable Housing MBS ETF

Semi-Annual Report

December 31, 2023

Impact Shares Trust I

Table of Contents

Schedules of Investments	1

Statements of Assets and Liabilities	8

Statements of Operations	10

Statements of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	17

Disclosure of Fund Expenses	36

Board Considerations in Approving the Tidal Advisory Agreement	37

Supplemental Information	40

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year or as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 100.5%

Communication Services— 6.4%
Electronic Arts	615	$84,138
Interpublic Group	967	31,563
Match Group*	678	24,747
Meta Platforms, Cl A*	5,640	1,996,334
Netflix*	599	291,641
Omnicom Group	504	43,601
Pinterest, Cl A*	1,397	51,745
T-Mobile US	1,227	196,725
Verizon Communications	10,675	402,448

		3,122,942

Consumer Discretionary— 10.9%
Amazon.com*	16,287	2,474,647
Best Buy	731	57,223
Deckers Outdoor*	94	62,833
DoorDash, Cl A*	650	64,279
eBay	2,268	98,930
Etsy*	471	38,174
Expedia Group*	515	78,172
Ford Motor	17,163	209,217
General Motors	5,979	214,766
Lululemon Athletica*	483	246,953
McDonald’s	3,167	939,047
Service International	632	43,260
Starbucks	4,960	476,210
Target	1,146	163,213
Williams-Sonoma	237	47,822
Yum! Brands	1,225	160,058

		5,374,804

Description	Shares	Fair Value

Consumer Staples— 7.4%
Archer-Daniels-Midland	1,367	$98,725
Brown-Forman, Cl A	157	9,356
Brown-Forman, Cl B	770	43,967
Campbell Soup	498	21,529
Church & Dwight	604	57,114
Clorox	305	43,490
Coca-Cola	9,900	583,407
Colgate-Palmolive	2,079	165,717
Conagra Brands	1,191	34,134
Estee Lauder, Cl A	571	83,509
General Mills	1,477	96,212
Hershey	364	67,864
J M Smucker	263	33,238
Kellanova	639	35,726
Kimberly-Clark	841	102,190
Kraft Heinz	1,982	73,294
Kroger	1,619	74,004
Molson Coors Beverage, Cl B	467	28,585
Mondelez International, Cl A	3,446	249,594
PepsiCo	3,494	593,421
Procter & Gamble	5,984	876,895
Walmart	1,789	282,036

		3,654,007

Energy— 5.1%
Baker Hughes, Cl A	2,655	90,748
Chevron	4,509	672,562
ConocoPhillips	3,047	353,665
Exxon Mobil	10,170	1,016,797
Occidental Petroleum	1,683	100,492
Phillips 66	1,073	142,859
Williams	2,976	103,654

		2,480,777

Financials— 13.3%
Allstate	660	92,387
American Express	1,482	277,638
American International Group	1,636	110,839
Ameriprise Financial	261	99,136
Bank of America	17,402	585,925
Bank of New York Mellon	1,835	95,512
BlackRock, Cl A	357	289,813
Capital One Financial	949	124,433
Citigroup	4,819	247,889
Citizens Financial Group	553	18,326
Fifth Third Bancorp	1,707	58,875

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Description	Shares	Fair Value
Hartford Financial Services Group	791	$63,580
Huntington Bancshares	3,600	45,792
KeyCorp	2,327	33,509
Mastercard, Cl A	2,112	900,789
MetLife	1,644	108,718
Moody’s	391	152,709
Morgan Stanley	3,281	305,953
Northern Trust	516	43,540
PayPal Holdings*	2,834	174,036
Principal Financial Group	567	44,606
Progressive	1,460	232,549
Prudential Financial	917	95,102
Raymond James Financial	477	53,185
Regions Financial	2,331	45,175
S&P Global	789	347,570
State Street	716	55,461
Synchrony Financial	996	38,037
T Rowe Price Group	555	59,768
US Bancorp	3,953	171,086
Visa, Cl A	4,004	1,042,441
Wells Fargo	9,098	447,804
Willis Towers Watson	259	62,471

		6,524,654

Health Care— 14.3%
AbbVie	4,486	695,195
Agilent Technologies	509	70,766
Amgen	1,358	391,131
Baxter International	1,256	48,557
Biogen*	358	92,640
BioMarin Pharmaceutical*	464	44,739
Bristol-Myers Squibb	5,057	259,475
Cardinal Health	649	65,419
Cigna Group	706	211,412
Elevance Health	562	265,017
Eli Lilly	2,137	1,245,700
Gilead Sciences	3,126	253,237
Johnson & Johnson	6,111	957,838
Merck	6,442	702,307
Regeneron Pharmaceuticals*	267	234,503
UnitedHealth Group	2,350	1,237,204
Vertex Pharmaceuticals*	640	260,410

		7,035,550

Industrials— 8.5%
3M	1,372	149,987
Automatic Data Processing	1,028	239,493
Booz Allen Hamilton Holding, Cl A	324	41,443

Description	Shares	Fair Value
Carrier Global	2,041	$117,255
Ceridian HCM Holding*	729	48,931
Cummins	364	87,203
Delta Air Lines	1,593	64,086
Eaton PLC	992	238,894
Emerson Electric	1,470	143,075
Fortive	1,803	132,755
General Electric	2,615	333,753
Ingersoll Rand	988	76,412
Johnson Controls International PLC	1,713	98,737
Norfolk Southern	574	135,682
Owens Corning	233	34,538
Paychex	783	93,263
Pentair PLC	411	29,884
Republic Services, Cl A	500	82,455
Robert Half International	270	23,738
Rockwell Automation	283	87,866
Southwest Airlines	1,477	42,656
Stanley Black & Decker	361	35,414
Trane Technologies PLC	561	136,828
TransUnion	478	32,843
Uber Technologies*	9,745	600,000
Union Pacific	1,531	376,044
United Parcel Service, Cl B	1,817	285,687
Verisk Analytics, Cl A	386	92,200
Waste Management	932	166,921
WW Grainger	109	90,327
Xylem	608	69,531

		4,187,901

Information Technology— 28.6%
Accenture PLC, Cl A	3,080	1,080,803
Adobe*	2,234	1,332,804
ANSYS*	441	160,030
Apple	12,529	2,412,209
Autodesk*	1,049	255,411
Cisco Systems	19,961	1,008,430
Global Payments	604	76,708
Hewlett Packard Enterprise	6,299	106,957
HP	4,448	133,840
HubSpot*	237	137,588
Intel	20,710	1,040,678
International Business Machines	4,484	733,358
Intuit	1,307	816,914
Keysight Technologies*	902	143,499
Microsoft	4,086	1,536,500
Monolithic Power Systems	217	136,879
Motorola Solutions	796	249,219
Okta, Cl A*	784	70,975
Salesforce*	4,778	1,257,283

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Description	Shares	Fair Value
ServiceNow*	956	$675,404
Splunk*	772	117,614
TE Connectivity	1,473	206,957
Tyler Technologies*	198	82,788
Workday, Cl A*	1,046	288,759

		14,061,607

Materials— 1.8%
Air Products and Chemicals	549	150,316
Albemarle	296	42,766
Celanese, Cl A	247	38,376
Corteva	1,780	85,298
Dow	1,754	96,189
DuPont de Nemours	1,019	78,392
Ecolab	613	121,589
International Flavors & Fragrances	632	51,173
Newmont	2,823	116,844
PPG Industries	585	87,487

		868,430

Real Estate— 2.0%
American Tower, Cl A‡	1,179	254,522
CBRE Group, Cl A*	783	72,889
Equinix‡	227	182,824
Equity LifeStyle Properties‡	432	30,473
Essex Property Trust‡	157	38,926
Healthpeak Properties‡	1,341	26,552
Host Hotels & Resorts‡	1,778	34,618
Invitation Homes‡	1,417	48,334
Iron Mountain‡	725	50,735
Rexford Industrial Realty‡	496	27,826
Ventas‡	996	49,641
Welltower‡	1,313	118,393
Zillow Group, Cl A*	137	7,771
Zillow Group, Cl C*	392	22,681

		966,185

Utilities— 2.2%
Alliant Energy	645	33,088
American Electric Power	1,328	107,860
American Water Works	451	59,527
Avangrid	177	5,737
CenterPoint Energy	1,567	44,769
CMS Energy	720	41,810
Consolidated Edison	880	80,054
Dominion Energy	2,072	97,384

Description	Shares	Fair Value
Edison International	950	$67,916
Entergy	548	55,452
Exelon	2,467	88,565
NiSource	1,012	26,869
PG&E	5,308	95,703
Pinnacle West Capital	283	20,331
PPL	1,833	49,674
Public Service Enterprise Group	1,218	74,481
Sempra Energy	1,567	117,102
Vistra	932	35,901

		1,102,223

Total Common Stock (Cost $44,395,290)		49,379,080

Total Investments—100.5% (Cost $44,395,290)		$49,379,080

Percentages are based on Net Assets of $49,117,276.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

PLC — Public Limited Company

As of December 31, 2023, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 94.4%

Communication Services— 11.3%
Alphabet, Cl A*	8,975	$1,253,718
Alphabet, Cl C*	7,955	1,121,098
AT&T	14,591	244,837
Electronic Arts	538	73,604
Interpublic Group	810	26,439
Lumen Technologies*	1,955	3,577
Meta Platforms, Cl A*	4,611	1,632,109
Verizon Communications	8,601	324,258

		4,679,640

Consumer Discretionary— 9.0%
Amazon.com*	9,966	1,514,234
Aptiv*	458	41,092
BorgWarner	405	14,519
Dollar Tree*	355	50,428
eBay	917	39,999
Ford Motor	6,699	81,661
General Motors	2,409	86,531
Hasbro	223	11,386
Lear	100	14,121
Lowe’s	1,052	234,123
MercadoLibre*	77	121,009
NIKE, Cl B	2,137	232,014
Phinia	86	2,599
Royal Caribbean Cruises*	374	48,429
Target	778	110,803

Description	Shares	Fair Value
Tesla*	4,567	$1,134,808
VF	559	10,509

		3,748,265

Consumer Staples— 3.7%
Archer-Daniels-Midland	929	67,092
Bunge Global	255	25,742
Campbell Soup	341	14,742
Clorox	210	29,944
Coca-Cola	6,592	388,467
Constellation Brands, Cl A	274	66,239
Hormel Foods	491	15,766
J M Smucker	180	22,748
Kellanova	434	24,265
Kimberly-Clark	572	69,504
Kraft Heinz	1,350	49,923
Kroger	1,104	50,464
Molson Coors Beverage, Cl B	318	19,465
Mondelez International, Cl A	2,312	167,458
PepsiCo	2,334	396,407
Sysco	859	62,819
Tyson Foods, Cl A	492	26,445
US Foods Holding*	354	16,075
Walgreens Boots Alliance	1,215	31,723
WK Kellogg	109	1,426

		1,546,714

Energy— 5.0%
Cheniere Energy	421	71,869
Chevron	3,015	449,717
ConocoPhillips	2,112	245,140
Devon Energy	1,108	50,192
Exxon Mobil	6,973	697,161
Hess	470	67,755
Kinder Morgan	3,355	59,182
Marathon Petroleum	793	117,650
ONEOK	757	53,157
Phillips 66	800	106,512
Range Resources	73	2,222
Valero Energy	652	84,760
Williams	2,064	71,889

		2,077,206

Financials— 10.7%
American Express	1,014	189,963
Aon PLC, Cl A	352	102,439
Bank of America	11,819	397,946
Bank of New York Mellon	1,247	64,906

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Description	Shares	Fair Value
Charles Schwab	2,588	$178,055
Citigroup	3,284	168,929
Huntington Bancshares	2,442	31,062
JPMorgan Chase	4,970	845,397
Mastercard, Cl A	1,439	613,748
MetLife	1,115	73,735
Moody’s	266	103,889
Morgan Stanley	2,233	208,227
Nasdaq	574	33,372
PayPal Holdings*	1,933	118,706
PNC Financial Services Group	684	105,917
Regions Financial	1,584	30,698
S&P Global	564	248,453
Synchrony Financial	763	29,139
T Rowe Price Group	378	40,707
Travelers	398	75,815
Truist Financial	2,248	82,996
Visa, Cl A	2,770	721,169

		4,465,268

Health Care— 12.4%
Abbott Laboratories	2,954	325,147
AbbVie	2,993	463,825
Agilent Technologies	503	69,932
Baxter International	851	32,900
Becton Dickinson	484	118,014
Biogen*	244	63,140
Boston Scientific*	2,426	140,247
Bristol-Myers Squibb	3,598	184,613
Cigna Group	518	155,115
CVS Health	2,228	175,923
Edwards Lifesciences*	1,047	79,834
Elevance Health	411	193,811
Fortrea Holdings*	151	5,270
Gilead Sciences	2,121	171,822
Illumina*	268	37,316
Johnson & Johnson	4,423	693,261
Laboratory Corp of America Holdings	151	34,321
Medtronic PLC	2,247	185,108
Merck	4,287	467,369
Pfizer	9,482	272,987
Quest Diagnostics	193	26,611
ResMed	249	42,833
Teleflex	78	19,448
Thermo Fisher Scientific	664	352,445
UnitedHealth Group	1,584	833,928

		5,145,220

Description	Shares	Fair Value

Industrials— 8.5%
3M	935	$102,214
AECOM	241	22,276
American Airlines Group*	1,104	15,169
AMETEK	390	64,307
Automatic Data Processing	702	163,545
Boeing*	949	247,366
Booz Allen Hamilton Holding, Cl A	223	28,524
CSX	3,564	123,564
Cummins	239	57,257
Deere	465	185,940
Delta Air Lines	1,089	43,810
Eaton PLC	674	162,313
Emerson Electric	1,002	97,525
Expeditors International of Washington	269	34,217
FedEx	407	102,958
General Electric	1,854	236,626
Honeywell International	1,140	239,070
Howmet Aerospace	624	33,771
Illinois Tool Works	473	123,898
Jacobs Solutions	219	28,426
JB Hunt Transport Services	140	27,964
Johnson Controls International PLC	1,190	68,592
Lennox International	56	25,061
Lincoln Electric Holdings	100	21,746
Nordson	91	24,039
Northrop Grumman	246	115,162
Rockwell Automation	195	60,543
Southwest Airlines	1,006	29,053
Stanley Black & Decker	251	24,623
Textron	352	28,308
Uber Technologies*	6,984	430,005
Union Pacific	1,041	255,690
United Airlines Holdings*	556	22,941
United Parcel Service, Cl B	1,239	194,808
United Rentals	119	68,237
Xylem	307	35,108

		3,544,656

Information Technology— 28.2%
Accenture PLC, Cl A	2,204	773,406
Apple	11,547	2,223,144
Cisco Systems	14,353	725,114
Dell Technologies, Cl C	905	69,233

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Description	Shares	Fair Value
HP	3,094	$93,098
Intel	14,437	725,459
International Business Machines	3,159	516,654
Micron Technology	3,796	323,951
NVIDIA	8,728	4,322,280
Palo Alto Networks*	1,021	301,073
QUALCOMM	3,916	566,371
Salesforce*	3,503	921,779
Workday, Cl A*	704	194,346

		11,755,908

Materials— 1.5%
Albemarle	199	28,752
Alcoa	301	10,234
CF Industries Holdings	332	26,394
DuPont de Nemours	844	64,929
Eastman Chemical	204	18,323
Ecolab	419	83,109
FMC	215	13,556
Freeport-McMoRan, Cl B	2,424	103,190
International Flavors & Fragrances	432	34,979
Martin Marietta Materials	106	52,885
Mosaic	577	20,616
Newmont	1,345	55,669
PPG Industries	399	59,670
Southern Copper	147	12,652
Vulcan Materials	224	50,850

		635,808

Real Estate— 1.4%
American Homes 4 Rent, Cl A‡	520	18,699
AvalonBay Communities‡	237	44,371
Equinix‡	158	127,252
Equity Residential‡	577	35,289
Healthpeak Properties‡	911	18,038
Jones Lang LaSalle*	81	15,298
Prologis‡	1,563	208,348
Regency Centers‡	259	17,353
Welltower‡	800	72,136

		556,784

Utilities— 2.7%
AES	1,134	21,830
Alliant Energy	421	21,597
American Electric Power	881	71,555
Avangrid	119	3,857
CMS Energy	493	28,629

Description	Shares	Fair Value
Consolidated Edison	600	$54,582
Dominion Energy	1,411	66,317
DTE Energy	328	36,165
Edison International	649	46,397
Eversource Energy	591	36,476
Exelon	1,681	60,348
FirstEnergy	921	33,764
NextEra Energy	3,369	204,633
NiSource	689	18,293
NRG Energy	391	20,215
PPL	1,248	33,821
Public Service Enterprise Group	848	51,855
Sempra Energy	1,066	79,662
Southern	1,844	129,301
WEC Energy Group	535	45,031
Xcel Energy	929	57,514

		1,121,842

Total Common Stock (Cost $32,209,463)		39,277,311

SHORT-TERM INVESTMENT — 5.5%
Invesco Government & Agency Portfolio, Cl Institutional, 5.282% (A)	2,302,002	2,302,002

Total Short-Term Investment (Cost $2,302,002)		2,302,002

Total Investments—99.9% (Cost $34,511,465)		$41,579,313

Percentages are based on Net Assets of $41,633,381.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of December 31, 2023.

Cl — Class

PLC — Public Limited Company

As of December 31, 2023, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Affordable Housing MBS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Sector Weightings†:

† Percentages based on total investments.

Description	Face Amount	Fair Value

MORTGAGE-BACKED SECURITIES — 98.7%

Agency Mortgage-Backed Obligations — 98.7%
FHLMC
7.000%,11/01/2053	$207,853	$215,397
6.500%, 11/01/2053 to 12/01/2053	1,278,611	1,311,303
6.000%, 11/01/2052 to 12/01/2053	1,601,835	1,632,568
5.500%, 02/01/2029 to 11/01/2053	1,379,369	1,390,712
5.000%, 03/01/2050 to 09/01/2053	1,523,987	1,513,805
4.500%, 09/01/2052 to 05/01/2053	1,596,125	1,548,145
4.000%, 10/01/2037 to 11/01/2052	1,487,067	1,416,655
3.500%, 10/01/2051 to 08/01/2052	3,488,964	3,205,659
3.000%, 09/01/2034 to 08/01/2052	7,616,158	6,826,879
2.500%, 08/01/2051 to 03/01/2052	8,974,228	7,652,843
2.000%, 08/01/2036 to 01/01/2052	13,553,190	11,330,362
1.500%,08/01/2036	392,715	341,088
FNMA
7.500%,12/01/2053	207,375	216,737
7.000%, 11/01/2053 to 01/01/2054	823,849	850,243
6.500%, 10/01/2053 to 12/01/2053	1,539,909	1,578,253
6.000%, 11/01/2052 to 01/01/2054	4,741,232	4,817,079
5.500%, 04/01/2031 to 12/01/2053	7,380,497	7,417,409
5.000%, 12/01/2052 to 12/01/2053	6,791,185	6,721,028
4.500%, 11/01/2052 to 09/01/2053	5,884,049	5,705,617
4.000%, 03/01/2049 to 09/01/2053	8,806,302	8,333,438
3.500%, 06/01/2028 to 06/01/2052	6,269,783	5,842,483
3.000%, 04/01/2025 to 08/01/2052	4,790,669	4,295,898
2.500%, 05/01/2026 to 04/01/2052	14,609,884	12,673,678
2.000%, 04/01/2036 to 02/01/2052	18,949,186	15,705,832
1.500%, 10/01/2036	472,249	413,223

Description	Face Amount / Shares	Fair Value
GNMA
5.000%,03/20/2050	$123,663	$124,697
4.500%,02/20/2050	354,211	349,932
4.000%, 10/20/2050 to 01/20/2051	139,613	134,599
3.500%,12/20/2050	1,713,076	1,608,540
3.000%,03/20/2050	2,110,331	1,924,323
2.500%,08/20/2051	1,169,480	1,018,307

		118,116,732

Total Mortgage-Backed Securities (Cost $127,883,810)		118,116,732

SHORT-TERM INVESTMENT — 1.3%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio Institutional Class, 5.260% (A)	1,560,235	1,560,235

Total Short-Term Investment (Cost $1,560,235)		1,560,235

Total Investments -100.0% (Cost $129,444,045)		$119,676,967

Percentages are based on Net Assets of $119,685,429.

(A)	Rate shown represents the 7-day effective yield as of December 31, 2023.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$118,116,732	$—	$118,116,732
Short-Term Investment	1,560,235	—	—	1,560,235

Total Investments in Securities	$1,560,235	$118,116,732	$—	$119,676,967

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF
Assets:
Investments, at Cost	$44,395,290	$34,511,465

Investments, at Fair Value	$49,379,080	$41,579,313
Cash and Cash Equivalents	—	39,239
Dividend and Interest Receivable	34,361	31,276
Reclaims Receivable	994	590

Total Assets	49,414,435	41,650,418

Liabilities:
Due to Custodian	268,336	—
Advisory Fees Payable	28,823	17,037

Total Liabilities	297,159	17,037

Net Assets	$49,117,276	$41,633,381

Net Assets Consist of:
Paid-in Capital	$43,482,961	$34,047,590
Total Distributable Earnings	5,634,315	7,585,791

Net Assets	$49,117,276	$41,633,381

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,475,001	1,225,000
Net Asset Value, Offering and Redemption Price Per Share	$33.30	$33.99

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

Impact Shares Affordable Housing MBS ETF
Assets:
Investments, at Cost	$129,444,045

Investments, at Fair Value	$119,676,967
Dividend and Interest Receivable	377,922

Total Assets	120,054,889

Liabilities:
Due to Custodian	259,329
Payable for Audit Fees	17,882
Payable for Custodian	17,275
Payable for Legal Fees	15,926
Payable for Exchange Listing Fees	15,027
Payable due to Administrator	8,019
Advisory Fees Payable	7,417
Payable for Trustees’ Fee	5,507
Other Accrued Expenses	23,078

Total Liabilities	369,460

Net Assets	$119,685,429

Net Assets Consist of:
Paid-in Capital	$133,926,463
Total Distributable Loss	(14,241,034)

Net Assets	$119,685,429

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,950,000
Net Asset Value, Offering and Redemption Price Per Share	$17.22

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

Period ended December 31, 2023 (Unaudited)

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF

Investment Income:
Dividend Income	$381,325	$386,677

Total Investment Income	381,325	386,677

Expenses:
Advisory Fees	155,447	102,696

Total Expenses	155,447	102,696

Net Investment Income	225,878	283,981

Net Realized Gain (Loss) on:
Investments	2,562,065	2,059,481

Net Realized Gain (Loss)	2,562,065	2,059,481

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,473,768	952,273

Net Change in Unrealized Appreciation (Depreciation)	1,473,768	952,273

Net Realized and Unrealized Gain (Loss)	4,035,833	3,011,754

Net Increase in Net Assets Resulting from Operations	$4,261,711	$3,295,735

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

Period ended December 31, 2023 (Unaudited)

Impact Shares Affordable Housing MBS ETF
Investment Income:
Dividend Income	$51,589
Interest Income	2,025,326

Total Investment Income	2,076,915

Expenses:
Advisory Fees	169,660
Trustee Fees	4,845
Administration fees	40,705
Audit fees	15,082
Legal fees	12,568
Custodian Fees	17,593
Pricing fees	7,955
Printing Fees	4,255
Registration fees	749
Exchange Listing Fees	5,027
Transfer Agent Fees	114
Other Fees	11,036

Total Expenses	289,589

Less:
Advisory Waiver	(121,408)

Net Expenses	168,181

Net Investment Income	1,908,734

Net Realized Gain (Loss) on:
Investments	(1,873,690)

Net Realized Gain (Loss)	(1,873,690)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,913,271

Net Change in Unrealized Appreciation (Depreciation)	2,913,271

Net Realized and Unrealized Gain (Loss)	1,039,581

Net Increase in Net Assets Resulting from Operations	$2,948,315

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Period Ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Operations:
Net Investment Income	$225,878	$414,055
Net Realized Gain (Loss)	2,562,065	(1,160,321)
Net Change in Unrealized Appreciation (Depreciation)	1,473,768	6,996,026

Net Increase in Net Assets Resulting from Operations	4,261,711	6,249,760

Distributions	(599,973)	(2,789,774)

Capital Share Transactions:
Issued	6,430,568	7,770,799
Redeemed	(1,562,622)	(711,911)

Increase in Net Assets from Capital Share Transactions	4,867,946	7,058,888

Total Increase in Net Assets	8,529,684	10,518,874

Net Assets:
Beginning of Period	40,587,592	30,068,718

End of Period	$49,117,276	$40,587,592

Share Transactions:
Issued	200,000	275,000
Redeemed	(50,000)	(25,000)

Net Increase in Shares Outstanding from Share Transactions	150,000	250,000

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Period Ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Operations:
Net Investment Income	$283,981	$539,678
Net Realized Gain (Loss)	2,059,481	(1,276,038)
Net Change in Unrealized Appreciation (Depreciation)	952,273	7,600,128

Net Increase in Net Assets Resulting from Operations	3,295,735	6,863,768

Distributions	(280,004)	(1,399,198)

Capital Share Transactions:
Issued	–	4,349,942
Redeemed	(6,433,304)	–

Increase (Decrease) in Net Assets from Capital Share Transactions	(6,433,304)	4,349,942

Total Increase (Decrease) in Net Assets	(3,417,573)	9,814,512

Net Assets:
Beginning of Period	45,050,954	35,236,442

End of Period	$41,633,381	$45,050,954

Share Transactions:
Issued	–	150,000
Redeemed	(200,000)	–

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	150,000

Amounts designated as “-“ are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Affordable Housing MBS ETF
	Period Ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Operations:
Net Investment Income	$1,908,734	$2,549,379
Net Realized Gain (Loss)	(1,873,690)	(655,922)
Net Change in Unrealized Appreciation (Depreciation)	2,913,271	(3,257,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,948,315	(1,364,331)

Distributions	(1,787,171)	(2,915,245)

Capital Share Transactions:
Issued	7,457,151	26,909,850
Redeemed	–	(3,375,453)

Increase in Net Assets from Capital Share Transactions	7,457,151	23,534,397

Total Increase in Net Assets	8,618,295	19,254,821

Net Assets:
Beginning of Period	111,067,134	91,812,313

End of Period	$119,685,429	$111,067,134

Share Transactions:
Issued	450,000	1,550,000
Redeemed	–	(200,000)

Net Increase in Shares Outstanding from Share Transactions	450,000	1,350,000

Amount designated as “-“ is $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2023 (Unaudited) and the year/periods ended June 30,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)		Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($) (Unaudited)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares YWCA Women’s Empowerment ETF
2023**	30.63	0.17	2.94	3.11	(0.17)	(0.27)	—		(0.44)	33.30	33.31	10.19	49,117	0.75	(3)	1.09	(3)	23
2023	27.97	0.35	4.63	4.98	(0.34)	(1.98)	—		(2.32)	30.63	30.67	19.16	40,588	0.75		1.22		17
2022	32.85	0.27	(3.99)	(3.72)	(0.27)	(0.89)	—		(1.16)	27.97	27.92	(11.98)	30,069	0.75		0.83		36
2021	22.81	0.21	11.59	11.80	(0.47)	(1.29)	—		(1.76)	32.85	32.88	52.85	29,562	0.75	(4)	0.73		39
2020	20.63	0.28	2.16	2.44	(0.26)	—	—		(0.26)	22.81	22.77	11.92	7,414	0.75	(5)	1.30		47
2019(6)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—	^	(0.27)	20.63	20.62	4.71	4,126	0.76	(3),(7)	1.60	(3)	7
Impact Shares NAACP Minority Empowerment ETF
2023**	31.61	0.22	2.39	2.61	(0.23)	—	—		(0.23)	33.99	33.96	8.29	41,633	0.49	(3)	1.36	(3)	—
2023	27.64	0.40	4.63	5.03	(0.40)	(0.66)	—		(1.06)	31.61	31.65	18.90	45,051	0.49		1.41		9
2022	32.69	0.33	(4.25)	(3.92)	(0.32)	(0.81)	—		(1.13)	27.64	27.70	(12.70)	35,236	0.49		1.00		35
2021	23.17	0.30	9.68	9.98	(0.35)	(0.11)	—		(0.46)	32.69	32.76	43.35	31,875	0.50	(8)	1.03		49
2020	21.16	0.28	1.97	2.25	(0.24)	—	—		(0.24)	23.17	23.23	10.71	5,792	0.75	(4)	1.27		25
2019(9)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—		(0.29)	21.16	21.11	7.37	2,222	0.75	(3),(10)	1.46	(3)	19

Amounts	designated as “-“ are $0.

*	Per share data calculated using average shares method.
**	For the six month period ended December 31, 2023 (Unaudited).
^	Amount is less than 0.005.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Annualized.
(4)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.
(5)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.
(6)	Commenced operations on August 24, 2018.
(7)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.
(8)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.
(9)	Commenced operations on July 18, 2018.
(10)	The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements. If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the six month period ended December 31, 2023 (Unaudited) and the year/periods ended June 30,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($) (Unaudited)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares Affordable Housing MBS ETF
2023**	17.09	0.28	0.11	0.39	(0.26)	—	(0.26)	17.22	17.24	2.35	119,685	0.30	(3)(4)	3.38	(3)	30
2023	17.83	0.44	(0.69)	(0.25)	(0.49)	—	(0.49)	17.09	17.10	(1.38)	111,067	0.30	(4)	2.52		26
2022(5)	20.00	0.14	(1.97)	(1.83)	(0.34)	—	(0.34)	17.83	17.88	(9.22)	91,812	0.30	(3),(6)	0.81	(3)	78

Amounts designated as “-“ are $0.

*	Per share data calculated using average shares method.
**	For the six month period ended December 31, 2023 (Unaudited).
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Annualized.
(4)	The ratio of Expenses to Average Net Assets excluding waivers is 0.51% for the periods ended December 31, 2023 (Unaudited) and June 30, 2023.
(5)	Commenced operations on July 26, 2021.
(6)	The ratio of Expenses to Average Net Assets excluding waivers is 0.53% for the period ended June 30, 2023.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with three separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”), and the Impact Shares Affordable Housing MBS ETF (the “Affordable Housing ETF”) (each a “Fund” and collectively, the “Funds”). The Women’s ETF and Minority ETF each seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar Women’s Empowerment Index and the Morningstar Minority Empowerment Index (the “Underlying Indices” or “Index”), respectively. The primary investment objective of the Affordable Housing ETF is to generate current income. The Minority ETF and the Women’s ETF are classified as diversified Funds, and the Affordable Housing ETF is classified as non-diversified. With respect to Affordable Housing ETF, Impact Shares, Corp. (“Impact Shares”) serves as the investment adviser with responsibility for overseeing the management and business affairs of the Minority ETF. Impact Shares has engaged a sub-adviser, Community Capital Management, LLC. (“CCM”) to provide the day-to-day management of the portfolio of the Affordable Housing ETF. With respect to Minority ETF, as of January 29, 2024, Tidal Investment LLC (“Tidal”) serves as the investment adviser and Impact Shares serves as sub-adviser to Minority ETF. With respect to Women’s ETF, as of August 31, 2023, Tidal serves as the investment adviser and Impact Shares serves as sub-adviser. Prior to these dates, Impact Shares served as investment adviser to Women’s ETF and Minority ETF.

The Women’s ETF commenced operations on August 24, 2018.

The Minority ETF commenced operations on July 18, 2018.

The Affordable Housing ETF commenced operations on July 26, 2021.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which currently comprises 50,000 shares (“Creation Units”) or such other amount as may be from time to time determined to be in the best interests of a Fund by the President of the Fund (the President of the Funds has determined that it is in the best interests of the Women’s ETF and Minority ETF, that the size of a creation unit in each of these Funds remain at 25,000 shares indefinitely). Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ underlying indices (the “Underlying Indices” or “Index) and/or for cash at the discretion of the Funds. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

On June 12, 2023, the Board approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Plan”) to reorganize the Affordable Housing ETF into a corresponding ETF with the name CCM Affordable Housing MBS ETF, which is a newly-created series of Quaker Investment Trust. At a shareholder meeting on September 15, 2023, shareholder of Affordable Housing ETF approve the reorganization. It is expected that the reorganization will occur on March 18, 2024.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Security Valuation — Equity securities including Real Estate Investment Trusts, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities, including mortgage-backed obligations, are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents generally value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Valuation Designee (discussed below) concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Portfolio securities for which market quotations are readily available are valued at their current market value. When market quotations are not readily available (or are deemed unreliable) for one or more portfolio securities, the 1940 Act requires the Funds to use the investment’s fair value, as determined in good faith. Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations, subject to Board oversight. Pursuant to the Valuation Designee’s fair value policies and procedures, securities for which market quotations are not readily available or for which the market price is determined to be unreliable, may include but are not limited to securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if a significant event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of such Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of such Fund. In determining the fair value price of a security, the Valuation Designee may use a number of other methodologies, including those based on discounted cash flows, multiples, recovery rates, yield to maturity or discounts to public comparables. The Valuation Designee may also employ independent pricing services. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each applicable Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Underlying Index.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2023, there have been no significant changes to the Funds’ fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Federal Income Taxes — It is each of the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the period ended December 31, 2023, the Funds did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized using the effective. interest method. Realized gains (losses) on paydowns of mortgage-backed and asset backed securities are recorded as an adjustment to interest income.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits (“FDIC”). Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statements of Operations.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares currently comprised of 25,000 shares for the Funds with the exception of the Affordable Housing ETF which is comprised of 50,000. Shares (each such block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2023:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Women’s ETF	25,000	$500	$832,500	$500
Minority ETF	25,000	500	849,750	500
Affordable Housing ETF	50,000	500	861,000	500

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

3. AGREEMENTS

Investment Advisory Agreements

Tidal serves as investment adviser to Women’s ETF and the Minority ETF and Impact Shares serves as investment adviser to Affordable Housing ETF, pursuant to separate investment advisory agreements (each an “Advisory Agreement”). “Adviser” as used herein, applies to Tidal or Impact Shares, as applicable. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Women’s ETF and the Minority ETF

For the services it provides to the Women’s ETF and the Minority ETF, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Women’s ETF and 0.49% of average daily net assets with respect to Minority ETF. Under the Advisory Agreement, the Adviser agrees to pay all expenses incurred by the Trust and fund (except for advisory fees payable to the Adviser under the Agreement) pursuant to this Agreement, excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Affordable Housing ETF

For the services it provides to the Affordable Housing ETF, the Fund pays the Adviser an annual fee, payable monthly, at the rate of 0.30% of the Fund’s Average Daily Managed Assets. Under the Investment Advisory Agreement, the Adviser, among other things: (i) continuously furnishes an investment program for the Fund; (ii) determines the investments to be purchased, held, sold or exchanged by the Fund and the portion, if any, of the assets of the Fund to be held uninvested; (iii) makes changes in the investments of the Fund; (iv) monitors the Fund’s performance and considers ways to improve the performance of the Fund and (v) votes, exercises consents and exercises all other rights pertaining to such securities on behalf of the Fund. The Affordable Housing ETF bears all remaining expenses. The Adviser has voluntarily agreed to waive all advisory fees payable by Affordable Housing ETF in excess of 0.25% of the average daily net assets of Affordable Housing ETF until Affordable Housing ETF’s net assets are greater than $100 million. During the period ended December 31, 2023, the Adviser voluntarily waived $121,408 of advisory fees payable by Affordable Housing ETF; a portion of which was reimbursed to the Adviser from the sub-adviser under it’s expense limitation agreement with Affordable Housing ETF, as disclosed below under Sub-Advisory Agreement. These waived fees are not recoupable by the Adviser or the sub-adviser in future periods.

Additionally, each Investment Advisory Agreement remains in force for an initial two-year period and from year to year thereafter, subject to annual approval by (a) the Board or (b) a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. Each Investment Advisory Agreement may be

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

terminated at any time, without payment of any penalty, by vote of the Trust’s Board, or by a “vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not more than 60 days’ nor less than 30 days’ prior written notice to the other party. Each Investment Advisory Agreement will automatically terminate in the event of its “assignment,” as defined by the 1940 Act and the rules thereunder, or upon the termination of the relevant.

Sub-Advisory Agreements

Women’s ETF and the Minority ETF

Impact Shares serves as the investment sub-adviser to the Minority ETF and Women’s ETF. Impact Shares provides the day-to-day management of each fund’s portfolio of securities and conducting investment research.

Affordable Housing ETF

Impact Shares has engaged a sub-adviser, Community Capital Management, LLC. (“CCM”) to provide the day-to-day management of the portfolio of the Affordable Housing ETF.

CCM has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Affordable Housing ETF pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2024. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees.

Each Fund is a party to contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator, distributor, and shareholder servicing agent, who provide services to the Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the period ended December 31, 2023, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

Administrator, Custodian and Transfer Agent

Tidal ETF Services LLC (“Administrator”), an affiliate of Toroso, serves as the Funds’ administrator pursuant to an Administration Agreement and SEI Global Funds Services serves as the Funds’ sub-administrator. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these for Women’s ETF and Minority ETF.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

	Purchases	Purchases - U.S. Govt.	Sales	Sales - U.S. Govt.
Women’s ETF	$9,787,043	$-	$9,637,335	$-
Minority ETF	-	-	-	-
Affordable Housing ETF	-	40,914,072	-	33,696,164

For the period ended December 31, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Women’s ETF	$6,430,679	$1,558,882	$502,982
Minority ETF	-	6,364,792	2,053,114
Affordable Housing ETF	-	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years ending June, 30 2023 and June 30, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Women’s ETF
2023	$1,326,246	$1,463,528	$2,789,774
2022	787,659	448,766	1,236,425
Minority ETF
2023	$938,455	$460,743	$1,399,198
2022	1,026,449	231,702	1,258,151
Affordable Housing ETF
2023	$2,915,245	$-	$2,915,245
2022*	1,732,032	-	1,732,032

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

*The period covered is from July 26, 2021 to June 30, 2022.

As of June 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/(Loss)
Women’s ETF	$—	$—	(740,969)	—	$2,713,548	$(2)	$1,972,577
Minority ETF	—	—	(1,241,961)	—	5,812,021	—	4,570,060
Affordable Housing ETF	15,415	—	(2,722,488)	—	(12,695,103)	(2)	(15,402,178)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains.

Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards are as follows:

	Short-Term Loss	Long-Term Loss	Total
Women’s ETF	$369,005	$371,964	$740,969
Minority ETF	742,487	499,474	1,241,961
Affordable Housing ETF	2,106,357	616,131	2,722,488

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at December 31, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Women’s ETF	$44,395,290	$6,230,214	$(1,246,424)	$4,983,790
Minority ETF	34,511,465	8,861,601	(1,793,753)	7,067,848
Affordable Housing ETF	129,444,045	848,021	(10,615,099)	(9,767,078)

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Active Investment Management Risk (Affordable Housing ETF only) -The Fund is actively managed. Impact Shares’ and CCM’s judgments about the attractiveness, relative value, or potential appreciation

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

of a particular sector, security or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that Impact Shares’ and CCM’s investment techniques and decisions will produce the desired results. There is no guarantee that the Fund’s investment objective will be achieved.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Call Risk (Affordable Housing ETF only) - Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process and may also result in higher brokerage costs.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by Impact Shares to present acceptable credit risk. These risks may be greater when engaging in over-the-counter transactions or when the Fund conducts business with a limited number of counterparties.

Credit Risk (Affordable Housing ETF only) - An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal or could fail to pay its financial obligations altogether.

Equity Investing Risk (All Funds, except Affordable Housing ETF) -The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Minority ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Exchange-Traded Funds Risk (All Funds) - The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount or a premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; and (3) trading of an ETF’s shares may be halted by the activation of individual or market wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage), if the shares are delisted from the Exchange without first being listed on another exchange, or if the listing exchange’s officials deem such action appropriate in the interest of a fair and orderly market or to protect investors. In addition, shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when such Fund invests in shares of another investment company. Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, such Fund’s investments in other investment companies.

Extension Risk (Affordable Housing ETF only) - Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Gender Diversity Risk (Women’s ETF only) -The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Income Risk (Affordable Housing ETF only) - The Fund’s income may decline when interest rates fall or if there are defaults in the mortgage loans underling the securities in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

Index Performance Risk (All Funds, except Affordable Housing ETF) - Each Fund seeks to track an index maintained by a third party provider unaffiliated with the Funds, Toroso (for YWCA Fund only), or Impact Shares. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds, except Affordable Housing ETF) - Because a Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, a Fund’s performance may depend to a large extent on the overall condition of such industry or group of industries and a Fund may be susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries. The performance of a Fund if it invests a significant portion of its assets in a particular sector or industry may be closely tied to the performance of companies in a limited number of sectors or industries. Companies in a single sector often share common characteristics, are faced with the same obstacles, issues and regulatory burdens and their securities may react similarly to adverse market conditions. The price movements of investments in a particular sector or industry may be more volatile than the price movements of more broadly diversified investments.

Inflation Risk (All Funds) - Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Intellectual Property Risk (All Funds, except Affordable Housing ETF) - The Funds rely on licenses that permit Toroso (for YWCA Fund only) and Impact Shares to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the Partner Nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Interest Rate Risk (Affordable Housing ETF only) -Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. As of the date of this Prospectus, the United States is experiencing a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Liquidity Risk (Affordable Housing ETF only) - The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The SEC has recently proposed amendments to Rule 22e-4 under the 1940 Act and Rule 22c-1 under the 1940 Act that, if adopted, would, among other things, cause more investments to be treated as illiquid, which could prevent a Fund from investing in securities that Impact Shares or CCM believes are attractive investment opportunities.

Limited Fund Size Risk (All Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Funds rely on Toroso’s (for Women’s ETF only), Impact Shares’, and CCM’s (for Affordable Housing ETF only) ability to achieve its investment objective. Impact Shares has limited personnel and financial resources and Impact Shares is a nonprofit organization. The relative lack of resources may increase the Funds’ management risk. In addition, the NACP ETF is subject to potential trading-related challenges faced by Toroso.

Market Price Variance Risk (All Funds) - Each Fund’s shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV of a Fund and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV of a Fund during periods of market volatility. Differences between secondary market prices and the net asset value (“NAV”) of a Fund may be due largely to supply and demand forces in the secondary market, which may

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

not be the same forces as those influencing prices for securities held by a Fund at a particular time. Neither Toroso (for Women’s ETF only) or Impact Shares can predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in creation units, Toroso and Impact Shares believe that large discounts or premiums to the NAV of shares should not be sustained in the long-term. There may be times when the market price of a Fund’s shares and such Funds’ NAV vary significantly and you may pay more than such Funds’ NAV when buying shares on the secondary market, and you may receive less than such Fund’s NAV when you sell those shares. While the creation/redemption feature is designed to make it likely that shares normally will trade close to a Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from a Fund’s NAV. The market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialist, market makers or other participants that trade the particular security. In addition, the securities held by a Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in a Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in a Fund’s shares or in executing purchase and redemption orders, which could lead to variances between the market price of such Fund’s shares and the underlying value of those shares. Also, in stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity of such Fund’s portfolio holdings, which could lead to differences between the market price of such Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Funds’ shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Funds’ primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that a Fund’s shares will continue to trade on any such stock exchange or in any market or that a Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. A Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade a Fund’s shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

A Fund’s investment results are measured based upon the daily NAV of such Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds, except Affordable Housing ETF) -Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Mortgage-Related Securities Risk (Affordable Housing ETF only) - Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Non-Diversification Risk (All Funds) - Due to the nature of the Fund’s investment strategies and its non-diversified status (for purposes of the 1940 Act), the Fund may invest a greater percentage of its assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Fund invests in the securities of a limited number of issuers, the Fund is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect its performance more than if the Fund invested in the securities of a larger number of issuers. Although the Fund will be “non-diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - The Funds, their service providers, index providers, Authorized Participants, market makers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Funds and their shareholders, despite the efforts of Toroso (solely with respect Women’s ETF) and Impact Shares, the Funds and their service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of, or prevent access to these systems of the Funds, the Funds’ service providers, counterparties, or other market participants or data within them (a “cyber-attack”). Power or communications outages, acts of god, information technology equipment malfunctions, operational errors, and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Funds’ operations. Cyber-attacks, disruptions, or failures that affect the Funds’ service providers or counterparties may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing the Funds’ operations. For example, the Funds or their service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted, and operations may be disrupted (e.g., cyber-attacks or operational failures may cause the release of private shareholder information or confidential Fund information, interfere with the processing of shareholder transactions, impact the ability to calculate each Fund’s NAV, and impede trading). In

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

addition, cyber-attacks, disruptions, or failures may cause reputational damage and subject the Funds or their service providers to regulatory fines, litigation costs, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. While the Funds and their service providers may establish business continuity and other plans and processes to address the possibility of cyberattacks, disruptions, or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Similar types of operational and technology risks are also present for issuers of the Funds’ investments, which could have material adverse consequences for such issuers, and may cause the Funds’ investments to lose value. In addition, cyber-attacks involving a Fund’s counterparties could affect such counterparty’s ability to meet its obligations to such Fund, which may result in losses to such Fund and its shareholders. Furthermore, as a result of cyber-attacks, disruptions or failures, an exchange or market may close or issue trading halts on specific securities or the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. The Funds cannot directly control any cybersecurity plans and systems put in place by their service providers, counterparties, issuers in which the Funds invest, or securities markets and exchanges, and such third parties may have limited indemnification obligations to Toroso, Impact Shares, or the Funds, each of whom could be negatively impacted as a result.

Passive Investment Risk (All Funds, except Affordable Housing ETF) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such securities’ investment merits. Each Fund will likely lose value to the extent that the applicable Underlying Index loses value. Impact Shares does not attempt to take defensive positions under any market conditions, including during declining markets.

Prepayment Risk (Affordable Housing ETF only) - Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Securities Market Risk (All Funds) -Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon Impact Shares correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. Impact Shares cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics also could affect the economies of many nations in ways that cannot necessarily be foreseen. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

disruptions, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.

Significant Exposure Risk (All Funds) - To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Small-Cap Company Risk (All Funds, except Affordable Housing ETF) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Specified Pools Risk (Affordable Housing ETF only) - The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

Tracking Error Risk (All Funds, except Affordable Housing ETF) -Imperfect correlation between a Fund’s portfolio securities and those in the applicable Underlying Indices, rounding of prices, changes to the Underlying Indices and regulatory requirements may cause tracking error, which is the divergence of a Fund’s performance from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because a

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

Fund incurs fees and expenses, while its Underlying Index does not. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing such Fund’s securities holdings to reflect changes in the composition of its Underlying Index and raising cash to meet redemptions or deploying cash in connection with newly created creation units. Because a Fund bears the costs and risks associated with buying and selling securities while such costs are not factored into the return of its Underlying Index, such Fund’s returns may deviate significantly from the return of its Underlying Index. Because the Funds each employ a representative sampling strategy, the Funds may experience tracking error to a greater extent than funds that seeks to replicate an index. Impact Shares may not be able to cause a Fund’s performance to correlate to that of such Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances quarterly but a Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of such Fund’s Underlying Index.

Trading Issues Risk (All Funds) - Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Transactions Risk (Affordable Housing ETF only) - The Fund may purchase securities via to-be-announced (“TBA” Transactions. In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

U.S. Government Securities Risk (Affordable Housing ETF only) - U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to

Impact Shares Trust I

Notes to Financial Statements

December 31, 2023 (Unaudited)

maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. government would provide financial support to any of these entities if it were not obligated to do so by law.

Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities that they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Valuation Risk (All Funds) - The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

7. OTHER

At December 31, 2023, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Disclosure of Fund Expenses

December 31, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2023 to December 31, 2023) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)

Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$1,101.90	0.75%	$3.96
Hypothetical 5% Return	$1,000.00	$1,021.37	0.75%	$3.81

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$1,082.90	0.49%	$2.57
Hypothetical 5% Return	$1,000.00	$1,022.67	0.49%	$2.49

Impact Shares Affordable Housing MBS ETF
Actual Fund Return	$1,000.00	$1,023.50	0.30%	$1.53
Hypothetical 5% Return	$1,000.00	$1,023.63	0.30%	$1.53

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period shown.

Impact Shares Trust I

Board Considerations in Approving the Tidal Advisory Agreement

December 31, 2023 (Unaudited)

Board Considerations in Approving the Tidal Advisory Agreement

At a meeting held on September 28, 2023, the Trustees, including those Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (such Trustees, the “Independent Trustees”), met to consider, among other things, the investment advisory agreement with Tidal (the “Tidal Advisory Agreement”), pursuant to which Tidal would be engaged to provide advisory services to the Minority ETF. The Tidal Advisory Agreement was approved at this meeting, subject to shareholder approval, for an initial two-year term.

The Nature, Extent, and Quality of the Services. In considering the Tidal Advisory Agreement, the Independent Trustees evaluated the nature, extent, and quality of the advisory services to be provided to the Minority ETF by Tidal. They considered the terms of the Tidal Advisory Agreement and received and considered information provided by management that described, among other matters.

•

the nature and scope of the advisory and sub-advisory services to be provided to the Minority ETF and information regarding the number, experience, qualifications and adequacy of the personnel providing those services,

•	the investment program to be used by Tidal and ISC to manage the Minority ETF,

•	possible fall-out benefits and potential conflicts of interest,

•	anticipated brokerage practices,

•	the compliance function of Tidal, and

•	the financial resources of Tidal.

They also took into account information concerning the investment processes to be used by Tidal and ISC in managing the Minority ETF. The Independent Trustees considered, among other matters, that Tidal will provide the Trust with office space and personnel, and, under the unitary-fee structure set forth in the Tidal Advisory Agreement, Tidal is responsible for bearing all of the Minority ETF’s expenses, including the costs of transfer agency, custody, Minority ETF administration, legal, audit, and other services provided to the Minority ETF, with certain noted exceptions. They also took into account the compliance and operational functions of Tidal, as well as the resources being devoted to such functions.

The Independent Trustees considered Tidal’s financial resources. The Independent Trustees considered that Tidal intended to financially support operating shortfalls for the Minority ETF, inclusive of marketing expenses, through at least November of 2024 assuming moderate asset growth for the Minority ETF.

The Independent Trustees concluded, within the context of their overall conclusions regarding the Tidal Advisory Agreement, that the scope of the services to be provided to the Minority ETF under the Tidal Advisory Agreement was consistent with the Minority ETF’s operational requirements; that Tidal has the capabilities, resources and personnel necessary to provide the advisory services required by the Minority ETF; and that, overall, the nature, extent and quality of the services to be provided by Tidal to the Minority ETF were sufficient to warrant approval of the Tidal Advisory Agreement.

Performance. The Independent Trustees considered that the Minority ETF seeks investment results that, before fees and expenses, track the performance of the Minority ETF’s underlying index and the Minority ETF’s performance was within an acceptable level of the Minority ETF’s underlying index. The

Impact Shares Trust I

Board Considerations in Approving the Tidal Advisory Agreement

December 31, 2023 (Unaudited)

Independent Trustees also considered that with ISC as adviser, the Minority ETF experienced performance for the three-year period ended July 31, 2021, that was above the median for the Minority ETF’s Morningstar Category, with the Minority ETF ranking in the second quartile of its Morningstar Category. The Independent Trustees considered that under the Tidal Advisory Agreement, although Impact Shares, as sub-adviser, would continue to provide the day-to-day portfolio management of the Minority ETF, Tidal would be primarily responsible for trading the Minority ETF’s securities.

The Independent Trustees concluded, within the context of the Independent Trustees’ overall conclusions regarding the Tidal Advisory Agreement, that the performance history for the Minority ETF was not inconsistent with approval of the Tidal Advisory Agreement

The Costs of the Services Provided by the Adviser and the Profits Realized by the Adviser. The Independent Trustees considered the cost of services to be provided by Tidal and the impact of the proposal on the anticipated profitability to Tidal of its arrangements with the Minority ETF.

The Independent Trustees recognized that Tidal should, in the abstract, be entitled to earn a reasonable level of profit for the services provided and to be provided to the Minority ETF, and that it is difficult to make comparisons of profitability from advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of Minority ETFs it manages, its business mix, numerous assumptions about cost allocations and Tidal’s capital structure and cost of capital.

The Independent Trustees also considered the compensation payable by Tidal to Impact Shares for sub-advisory services with respect to the Minority ETF, including the portion of the contractual fee rate that is to be paid to Impact Share, as compared to the compensation to be paid to Tidal. The Independent Trustees concluded that, at current assets levels, the expected profitability was not excessive and supported the approval of the Tidal Advisory Agreement.

Fees and Other Expenses. The Independent Trustees considered the unitary management fee to be paid by the Minority ETF to Tidal, as well as the Minority ETF’s distribution and service (Rule 12b-1) plan, “other expenses” and total expenses. In doing so, the Independent Trustees reviewed information provided by Tidal comparing the proposed unitary management fee rate of the Minority ETF to a group of peers selected by Morningstar as mission-aligned comparables for the Minority ETF. The Independent Trustees noted that the proposed fee rate of 0.49% of the Minority ETF’s average daily net assets was equal to the Minority ETF’s current unitary management fee.

The Board noted that an advisory agreement with Tidal with respect to the Minority ETF was approved by the Board in November 2023, subject to shareholder approval, with a proposed unitary management fee rate of 0.75% of the Minority ETF’s average daily net assets, the same unitary management fee rate at the Minority ETF’s inception. The Board also noted that Tidal subsequently proposed that the Board approve the Tidal Advisory Agreement at the Minority ETF’s current unitary management fee rate (0.49% of the Minority ETF’s average daily net assets) following the failure of the proposal that shareholders approve an advisory agreement with Tidal at the unitary management fee rate of 0.75% of the Minority ETF’s average daily net assets.

Based on this and other information, the Independent Trustees concluded, within the context of their overall conclusions regarding the Tidal Advisory Agreement that the fees and expenses to be charged

Impact Shares Trust I

Board Considerations in Approving the Tidal Advisory Agreement

December 31, 2023 (Unaudited)

represented reasonable compensation to Tidal in light of the services provided and to be provided to the Minority ETF.

Possible Fall-Out Benefits. The Independent Trustees considered information regarding the direct and indirect benefits to Tidal from its relationship with the Minority ETF, including reputational and other “fall out” benefits. The Independent Trustees considered the receipt of these benefits in light of Tidal’s estimated profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Independent Trustees considered the extent to which Tidal may realize economies of scale or other efficiencies in managing and supporting the Minority ETF. The Independent Trustees considered that the Minority ETF did not have any breakpoints in its fee arrangement with Tidal or Tidal’s fee arrangement with ISC. The Independent Trustees concluded that the Minority ETF’s overall fee arrangements represent an appropriate sharing at the present time between Minority ETF shareholders and Tidal of any economies of scale or other efficiencies in the management of the Minority ETF.

Based on the factors described above, the Independent Trustees concluded that the approval of the Tidal Advisory Agreement was in the best interests of the Minority ETF and should be approved.

Impact Shares Trust I

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.impactetfs.org.

[THIS PAGE INTENTIONALLY LEFT BLANK]

5950 Berkshire Lane

Suite 1420

Dallas, TX 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, TX 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-SA-002-0500

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Impact Shares Trust I

By	(Signature and Title)
/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: March 8, 2024

By	(Signature and Title)
/s/ Aaron Perkovich
Aaron Perkovich, Treasurer and
Principal Financial Officer

Date: March 8, 2024